Trade accounts receivable, net of allowances (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of Accounts Receivable
Trade accounts receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Third-party credit card processors (1)	127,980	87,063
Fulfillment partners	30,310	38,545
Global distribution systems and travel incentives	10,307	12,837
Advertising	8,197	5,676
Airlines	3,297	4,144
Hotels	3,207	2,233
Others	6,904	7,429
Total accounts receivable	190,202	157,927
Allowance for credit losses	(6,809)	(10,529)
Total accounts receivable, Net	$183,393	$147,398
(1)Net of allowance for cancellations, see Note 31.
Current loans receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Loans receivable	$23,794	$23,360
Securitized loans receivable	10,702	3,963
Allowance for credit expected losses	(13,111)	(11,938)
Total current loans receivable, net	$21,385	$15,385

Non-current loans receivable in our consolidated balance sheets as of December 31, 2023 and 2022 are as follows:

	As of December 31, 2023	As of December 31, 2022
Loans receivable	$2,213	$1,658
Allowance for credit expected losses	(472)	(473)
Total non-current loans receivable, net	$1,741	$1,185

Summary of the Activity on the Expected Credit Loss Allowance for Trade Receivables
The following table shows the activity on the expected credit loss allowance for our trade receivables during the years ended December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$10,529	$10,911
Provisions	4,350	8,233
Recoveries and write-off	(8,837)	(8,884)
Foreign currency translation adjustment	767	269
Balance, end of year	$6,809	$10,529